Revenue and Expenses - Other Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Leases included in Other expenses	€ 68	€ 86	€ 80
Other external services	8,282	8,731	8,604
Taxes other than income tax	753	834	703
Change in trade provisions	734	693	660
Losses on disposal of fixed assets and changes in provisions for fixed assets	33	124	51
Goodwill impairment (Note 7)	58	0	416
Other operating expenses	370	273	462
Total	10,298	10,741	10,976
Reduction to tax expense due to decisions with tax authorities	€ 51	73	€ 261
Telefónica Argentina
Disclosure of transactions between related parties [line items]
Losses on disposal of fixed assets and changes in provisions for fixed assets		€ 77